Debt Obligations, net (Encumbered/Unencumbered Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Real estate, net	$ 1,387,274	$ 1,490,775
Real estate available and held for sale	237,531	286,115
Land and development, net	945,565	1,001,963
Loans receivable and other lending investments, net	1,450,439	1,601,985
Other investments	214,406	254,172
Cash and other assets	590,299	962,782
Total assets	4,825,514	5,597,792
General reserves for loan losses	85,545	108,165
Loan participations	1,370,523	1,539,696
Collectively Evaluated for Impairment
Debt Instrument [Line Items]
General reserves for loan losses	23,300	36,000
Loan Participations Payable
Debt Instrument [Line Items]
Loan participations	159,100	153,000
Encumbered Assets
Debt Instrument [Line Items]
Real estate, net	881,212	723,710
Real estate available and held for sale	0	103,604
Land and development, net	35,165	17,714
Loans receivable and other lending investments, net	172,581	170,162
Other investments	0	22,352
Cash and other assets	0	0
Total assets	1,088,958	1,037,542
Unencumbered Assets
Debt Instrument [Line Items]
Real estate, net	506,062	767,065
Real estate available and held for sale	237,531	182,511
Land and development, net	910,400	984,249
Loans receivable and other lending investments, net	1,142,050	1,314,823
Other investments	214,406	231,820
Cash and other assets	590,299	962,782
Total assets	$ 3,600,748	$ 4,443,250